Expense Example - EMERGING MARKETS EQUITIES FUND, INC	Aug. 29, 2025 USD ($)
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	949
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	514
Expense Example, with Redemption, 10 Years	1,149
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	438
Expense Example, with Redemption, 10 Years	984
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	438
Expense Example, with Redemption, 10 Years	$ 984